Sentinel Mid Cap Fund | Sentinel Mid Cap Fund
Sentinel Mid Cap Fund
Investment Objective
The Fund seeks growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Share Classes” on page 98 of the Fund’s prospectus and “How to Purchase Shares and Reduce Sales Charges” on page 52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Mid Cap Fund	Class A		Class C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Mid Cap Fund	Class A		Class C		CLASS I
Management Fee	0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%	[1]	1.00%	[2]	none
Other Expenses	0.43%		0.97%		0.42%
Total Annual Fund Operating Expenses	1.38%		2.67%		1.12%
[1]	12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.30% to 0.25% effective June 30, 2012. Because of this restatement, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[2]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Mid Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	633	915	1,217	2,075
Class C	370	829	1,415	3,003
CLASS I	114	356	617	1,363

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Sentinel Mid Cap Fund Class C	270	829	1,415	3,003

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between $500 million and $25 billion. The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund’s assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard & Poor’s MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers’ company or sector weighting guidelines. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

•                  General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political and/or social instability in a particular foreign country or region.

•                  Investment Style Risk. The Fund’s growth style of investing may be out of favor at any particular time. The stocks of growth companies may be more sensitive to investor perceptions about company earnings than other stocks and may be more volatile than the market in general.

•                  Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

•                  Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•                  Stocks of Smaller Companies Risk. The stocks of small- and/or mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund’s performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class A shares prior to June 30, 2012, has not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.30% to 0.25%. If it had, those returns would be higher. Performance of the Class I shares prior to August 27, 2007 (the inception date for the Class I shares) is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

Inception: 1969

Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 16.65% (quarter ended June 30, 2003) and the lowest return for a quarter was -27.88% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2012
Average Annual Returns Sentinel Mid Cap Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		6.01%	(1.43%)	6.84%
Class C		9.24%	(1.82%)	5.93%
CLASS I		11.89%	(0.08%)	7.59%
After Taxes on Distributions Class A		6.01%	(1.43%)	6.84%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	3.90%	(1.21%)	6.04%
Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)		17.28%	3.57%	10.65%
S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	[2]	17.88%	5.15%	10.53%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Standard & Poor's MidCap 400 Index measures the performance of the mid-sized company segment of the U.S. stock market. The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.